Income Tax - Summary of Changes in Valuation Allowance (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 466,824	$ 28,779
Additions	1,527,265	438,045
Balance at the end of the year	$ 1,994,089	$ 466,824